Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash and cash equivalents	$ 3,549	$ 5,480	$ 7,900
Accounts receivable, net	2,149	1,790	1,707
Due from affiliate	0	537	0
Inventories, net	1,235	1,088	992
Prepaid expenses and other current assets	358	647	935
Total current assets	7,291	9,542	11,534
Property and equipment, net	867	971	800
Deferred offering costs			44
Long-term investment, at cost	10,150	10,150	0
Other assets	86	128	187
Total assets	18,394	20,791	12,565
Current liabilities:
Accounts payable	1,051	736	808
Accrued expenses and other current liabilities	556	889	703
Current portion of cash settlement liability			37
Deferred revenue	1,990	2,629	2,320
Current portion of long-term debt	8	143	1,259
Derivative liabilities (See Note 5)	856	3,175	0
Total current liabilities	4,461	7,572	5,127
Deferred revenue	563	1,152	2,619
Long-term debt, less current portion	0	4	676
Cash settlement liability, less current portion			62
Total liabilities	5,024	8,728	8,484
Stockholders' Equity
Convertible preferred stock, $0.0001 par value; 714,286 shares authorized, none issued and outstanding at September 30, 2014 (unaudited) and March 31, 2014, respectively	0	0	0
Common stock, $0.0001 par value; 14,285,715 shares authorized, 8,585,382 and 8,160,145 shares issued and outstanding at September 30, 2014 (unaudited) and March 31, 2014, respectively (Note 12)	1	1	1
Additional paid-in capital	151,338	149,141	144,816
Accumulated other comprehensive loss	(3,171)	(3,069)	(2,991)
Accumulated deficit	(134,798)	(134,010)	(137,745)
Total stockholders' equity	13,370	12,063	4,081
Total liabilities and stockholders' equity	$ 18,394	$ 20,791	$ 12,565